NOTES PAYABLE Demand Notes payable (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Convertible Debt [Table Text Block]
Balance, March 31, 2018	$51,479
Accrued interest	1,496
Repayment	52,975
Balance, June 30, 2018	$-

Balance, March 31, 2016	$-
Additional principal investment	2,000,000
Accrued Interest	17,488
Balance, March 31, 2017	2,017,488
Additional principal investment	2,999,975
Fair value of warrants	(548,178)
Accretion expense	548,178
Accrued Interest	1,037,067
Conversion of principal and interest	(6,054,530)
Balance, March 31, 2018	$-

Schedule of Short-term Debt [Table Text Block]
Balance, March 31, 2017	$-
Additional principal investment	500,000
Accrued Interest	33,556
Conversion of principal and interest	(533,556)
Balance, March 31, 2018	$-

Schedule of Conversion of Notes Payable [Table Text Block]
	March 31, 2018
	Principal	Interest	Premium	Total Conversion Amount	Beneficial Conversion Feature	Number of Shares Converted
Convertible Notes Payable (December 2016 to December 2017)	$4,999,975	$1,054,555	$1,249,994	$7,304,523	$762,301	779,461
Chinese Convertible Loan	$500,000	$33,556	-	$533,556	$76,230	62,629
Convertible Notes Payable (December 2017 to March 2018)	$3,611,400	$201,928	-	$3,813,328	$550,598	406,918
Total	$9,111,375	$1,290,039	$1,249,994	$11,651,407	$1,389,129	1,249,008

Schedule of Convertible Debt Fair Value [Table Text Block]
	At issuance
		Conversion feature fair value			At June 30, 2018
	Principal	Beneficial conversion	Anti-dilution	Fair value of Debt	Accretion expense	Interest	Ending balance
Convertible promissory note	$2,965,971	$368,936	$1,042,632	$1,554,403	$134,251	$3,533	$1,692,187

Schedule of Convertible Debt Beneficial Conversion Feature Table text Block [Table Text Block]
Conversion feature fair value	Beneficial conversion	Anti-dilution	Total
At Issuance	$368,936	$1,042,632	$1,411,568
Fair value adjustment	60,304	(16,217)	44,087
Ending balance at June 30, 2018	$429,240	$1,026,415	$1,455,655

Convertible Debt [Member]
Schedule of Short-term Debt [Table Text Block]
Balance, March 31, 2017	-
Additional principal investment	3,611,400
Accrued Interest	201,928
Conversion of principal and interest	(3,813,328)
Balance, March 31, 2018	$-

Demand Notes payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 4)	324,894
Accrued interest	5,706
Balance, March 31, 2017	330,600
Accrued interest	8,497
Repayment of principal	(208,359)
Repayment of interest	(79,259)
Balance, March 31, 2018	$51,479

Promissory Note [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT	217,808
Accrued Interest	18,740
Balance, March 31, 2017	236,548
Accrued interest	12,957
Repayment of principal	(200,000)
Repayment of interest	(49,505)
Balance, March 31, 2018	$-